Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025
C000048071
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli SRI Fund, Inc. - Class AAA
C000048073
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli SRI Fund, Inc. - Class C
Average Annual Return, Percent	7.00%	12.00%	10.81%	6.27%
C000048074
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli SRI Fund, Inc. - Class I
C000048072
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli SRI Fund, Inc. - Class A
Average Annual Return, Percent	1.80%	6.52%	9.50%	5.99%
Without Sales Load [Member] | C000048071
Average Annual Return [Line Items]
Average Annual Return, Percent	7.99%	13.01%	10.81%	6.62%
Without Sales Load [Member] | C000048073
Average Annual Return [Line Items]
Average Annual Return, Percent	8.00%	13.00%	10.81%	6.27%
Without Sales Load [Member] | C000048074
Average Annual Return [Line Items]
Average Annual Return, Percent	8.02%	12.97%	10.80%	6.74%
Without Sales Load [Member] | C000048072
Average Annual Return [Line Items]
Average Annual Return, Percent	8.01%	13.02%	10.80%	6.62%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.20%	15.16%	16.64%	13.65%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.20%	15.16%	16.64%	13.65%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.20%	15.16%	16.64%	13.65%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.20%	15.16%	16.64%	13.65%
MSCI ACWI SRI Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.72%	14.55%	13.59%	11.20%
MSCI ACWI SRI Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.72%	14.55%	13.59%	11.20%
MSCI ACWI SRI Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.72%	14.55%	13.59%	11.20%
MSCI ACWI SRI Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.72%	14.55%	13.59%	11.20%